Non-Cash Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
Summary of Changes in Employee Shares

A summary of the changes in the Employee Shares from December 31, 2019 through December 31, 2022 is as follows.

	Number of Shares	Weighted Average Grant Date Fair Value
Unvested balance as of December 31, 2019	492,514	$1.36
Granted	42,412	11.78
Vested	(209,836)	7.10
Forfeited	(117,780)	12.64
Unvested balance as of December 31, 2020	207,310	9.97
Granted	—	0.00
Vested	(65,705)	8.71
Forfeited	(94,273)	10.36
Unvested balance as of December 31, 2021	47,332	10.82
Granted	—	—
Vested	(24,837)	8.71
Forfeited	(6,186)	10.36
Unvested balance as of December 31, 2022	16,309	$11.33

Assumptions Used in Black-Scholes Option Pricing Model to Determine Fair Value of Share Options Granted to Employees and Directors

The assumptions used in the Black-Scholes option pricing model (see Note 2, Summary of Significant Accounting Policies) to determine the fair value of the share options granted to employees and directors during the years ended December 31, 2022 , 2021 and 2020 were as follows:

	For the Year Ended December 31,
	2022	2021	2020
Expected option life (years)	6.3	6.3	6.1
Expected volatility	74.7%	76.9%	77.4%
Risk-free interest rate	2.2%	1.1%	0.4%
Expected dividend yield	—	—	—

Summary of Share Options

Share Options

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value (in thousands)
Outstanding as of December 31, 2019	—	$—	—	$—
Granted	3,760,210	14.79		—
Exercised	—	—		—
Canceled or Forfeited	(73,124)	15.32		—
Outstanding as of December 31, 2020	3,687,086	$13.03	9.59	$9,931
Granted	4,352,281	6.87		—
Exercised	—	—		—
Expired	(145,638)	13.02		—
Canceled or Forfeited	(2,472,014)	13.20		—
Outstanding as of December 31, 2021	5,421,715	9.23	8.37	—
Granted	5,284,810	1.05		$570
Exercised	—			—
Expired	(298,143)	13.57		—
Canceled or Forfeited	(2,489,882)	5.74		—
Outstanding as of December 31, 2022	7,918,500	4.76	8.40	—
Exercisable as of December 31, 2022	2,044,228	10.98	6.48	—
Vested and expected to vest as of December 31, 2022	7,918,500	$4.76	8.40	$—

Summary of Activity Related to RSUs	The following table summarizes the activity related to RSUs during the years ended December 31, 2022 , 2021 and 2020:

	Number of RSUs	Weighted Average Grant Date Fair Value
Outstanding as of December 31, 2019	—	$—
Granted	2,500	17.56
Vested and settled	—	—
Forfeited	—	—
Outstanding as of December 31, 2020	2,500	17.56
Granted	120,375	9.64
Vested and settled	—	—
Forfeited	(34,125)	8.63
Outstanding as of December 31, 2021	88,750	$10.01
Granted	669,270	1.03
Vested and settled	—	—
Exercised	(44,688)	5.63
Forfeited	(267,742)	3.03
Outstanding as of December 31, 2022	445,590	$0.98

Summary of Non-Cash Share-Based Compensation Expense

Non-cash share-based compensation expense recorded as research and development and general and administrative expenses is as follows (in thousands):

	For the Year Ended December 31,
	2022	2021	2020
Research and development	$2,127	$4,511	$2,510
General and administrative	2,950	6,212	3,694
	$5,077	$10,723	$6,204